UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Annual Report
5.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds posted solid gains for the year ended May 31, 2010, as signs of economic recovery helped tax-exempt securities rebound from a steep decline in late 2008 and early 2009. Supply and demand factors also contributed to the municipal bond market’s advance — demand increased as the economic environment improved, while supply was curtailed by the federal Build America Bonds program. The state of California continued to struggle with a severe budget shortfall that now stands at approximately $19 billion for the current and upcoming fiscal years. The state government must find some combination of additional revenues and spending cuts roughly equal to 20% of California’s overall budget in order to eliminate the deficit.

For the year ended May 31, 2010, John Hancock California Tax-Free Income Fund’s Class A shares posted a total return of 11.69% at net asset value. By comparison, Morningstar, Inc.’s muni California long fund category produced an average return of 10.86%, while the Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 8.52%. The Fund’s greater interest rate sensitivity, driven by its notable position in longer-term California municipal securities, along with its exposure to lower-rated bonds, were contributing factors to the Fund’s outperformance of the broad municipal bond index and its Morningstar peer group.

The best performers in the Fund were generally lower-rated securities, including special tax and tax allocation bonds. Transportation bonds also fared well thanks to their attractive yields and stable revenues. We remained selective in the health care sector, but seasoned securities in the Fund produced solid returns despite uncertainty about the impact of federal health care legislation. Education bonds, one of the larger sector weightings in the Fund, benefited from improved endowment returns at higher educational facilities, but local school districts lagged, limiting overall returns in this sector.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	California Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	6.64	2.37	4.44	6.64	12.44	54.37	4.32
Class B	5.75	2.10	4.22	5.75	10.97	51.24	3.67
Class C	9.76	2.44	4.03	9.76	12.83	48.46	3.65

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.87%, Class B — 1.72% and Class C — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | California Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$15,124	$15,124	$17,817

Class C2	5-31-00	14,846	14,846	17,817

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	California Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,051.00	$4.24

Class B	1,000.00	1,046.60	8.57

Class C	1,000.00	1,046.50	8.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | California Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,020.80	$4.18

Class B	1,000.00	1,016.60	8.45

Class C	1,000.00	1,016.50	8.50

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.68% and 1.69% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	California Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Santa Ana Financing Authority,		Commonwealth of Puerto Rico,
7-1-24, 6.250%	3.9%	7-1-15, 6.500%	2.4%

Golden State Tobacco Securitization		State of California, 4-1-29, 4.750%	2.1%
Corp., 6-1-35, 5.000%	3.3%
		State of California, 4-1-33, 6.500%	2.0%
San Bernardino County,	3.2%
8-1-17, 5.500%		Inglewood Unified School District,
		10-15-26, 5.250%	1.9%
Puerto Rico Aqueduct & Sewer	3.0%
Authority, 7-1-11, 11.364%		California State Public Works Board,
		6-1-18, 5.500%	1.9%
New Haven Unified School District,	2.6%
8-1-22, Zero

Sector Composition[2,3]

General Obligation Bonds	19%	Education	7%

Revenue Bonds		Tobacco	4%

Facilities	10%	Utilities	4%

Transportation	10%	Other Revenue	29%

Special Tax	8%	Short-Term Investments & Other	2%

Health Care	7%

Quality Composition[2,4]

AAA	4%	BBB	21%

AA	19%	BB	15%

A	39%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 5-31-10.

3 Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | California Tax-Free Income Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 98.12%				$273,316,440

(Cost $268,379,289)

California 87.29%				243,142,128

ABAG Finance Authority for Nonprofit Corps.,
Sharp Healthcare	6.250%	08-01-39	$1,000,000	1,094,075

ABAG Finance Authority for Nonprofit Corps.,
Institute on Aging	5.650	08-15-38	1,000,000	979,190

ABAG Finance Authority for Nonprofit Corps.,
San Diego Hospital Association, Series A	6.125	08-15-20	2,000,000	2,037,540

Anaheim Certificates of Participation,
Convention Center (D) (P)	11.227	07-16-23	2,000,000	2,016,360

Anaheim Public Financing Authority, Public
Improvement Project, Series C (D)	Zero	09-01-18	3,000,000	2,097,630

Antioch Public Financing Authority, Series B	5.850	09-02-15	1,365,000	1,385,734

Belmont Community Facilities, Library Project,
Series A (D)	5.750	08-01-24	1,000,000	1,096,800

California County Tobacco Securitization
Agency, Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,483,571

California County Tobacco Securitization
Agency, Public Improvements	Zero	06-01-21	5,000,000	4,313,350

California County Tobacco Securitization
Agency, Kern County Corp., Series A	6.125	06-01-43	5,000,000	4,138,000

California County Tobacco Securitization
Agency, Stanislaus Funding, Series A	5.500	06-01-33	975,000	833,635

California Educational Facilities Authority,
Woodbury University	5.000	01-01-25	1,800,000	1,676,196

California Educational Facilities Authority,
College & University Financing Project	5.000	02-01-26	4,525,000	3,645,521

California Educational Facilities Authority,
Woodbury University	5.000	01-01-30	2,000,000	1,767,040

California Health Facilities Financing Authority,
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,488,775

California Health Facilities Financing Authority,
Scripps Health, Series A	5.000	11-15-36	1,000,000	998,520

California Health Facilities Financing Authority,
Providence Health & Services, Series C	6.500	10-01-33	1,000,000	1,138,490

California Health Facilities Financing Authority,
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,029,960

California Infrastructure & Economic
Development Bank, J. David Gladstone
Institute Project	5.250	10-01-34	1,000,000	975,770

See notes to financial statements

12	California Tax-Free Income Fund | Annual report

		Maturity
	Rate	date	Par value	Value
California (continued)

California Infrastructure & Economic
Development Bank, Performing Arts Center	5.000%	12-01-27	$500,000	$506,240

California Infrastructure & Economic
Development Bank, California Independent
System Operator, Series A	6.250	02-01-39	2,000,000	2,120,000

California Infrastructure & Economic
Development Bank, Kaiser Hospital
Association, Series A	5.550	08-01-31	3,000,000	3,033,630

California Pollution Control Financing
Authority, Waste Management Inc., Series C,
AMT (P)	5.125	11-01-23	2,000,000	2,000,660

California State Public Works Board,
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,091,000

California State Public Works Board,
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,237,550

California State Public Works Board, Trustees of
California State University, Series D	6.250	04-01-34	2,000,000	2,105,160

California State University Revenue, College &
University Revenue, Series A	5.250	11-01-34	1,000,000	1,049,340

California Statewide Communities
Development Authority, Senior Living of
Southern California	7.250	11-15-41	1,700,000	1,849,141

California Statewide Communities
Development Authority, American Baptist
Homes West	6.250	10-01-39	2,000,000	1,999,800

California Statewide Communities
Development Authority, University of
California – Irvine	5.750	05-15-32	1,230,000	1,253,555

California Statewide Communities
Development Authority, Thomas Jefferson
School of Law, Series A	7.250	10-01-38	2,000,000	2,067,240

California Statewide Financing Authority,
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,081,150

California Statewide Financing Authority,
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,329,840

Capistrano Unified School District,
No. 90-2 Talega	6.000	09-01-33	750,000	731,565

Capistrano Unified School District,
No. 90-2 Talega	5.875	09-01-23	500,000	504,585

Center Unified School District, Series C (D)	Zero	09-01-16	2,145,000	1,679,256

Chula Vista Redevelopment Agency, Series B	5.250	10-01-27	1,250,000	1,087,613

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,423,880

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,231,784

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,150,000	1,149,920

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	2,500,000	2,782,150

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	864,030

Foothill Eastern Transportation
Corridor Agency, Highway Revenue Tolls	Zero	01-15-25	6,615,000	2,407,199

Foothill Eastern Transportation
Corridor Agency, Highway Revenue Tolls	Zero	01-15-36	30,000,000	5,080,200

Fresno Sewer Revenue, Series A–1 (D)	5.250	09-01-19	1,000,000	1,118,160

See notes to financial statements

	Annual report | California Tax-Free Income Fund	13

		Maturity
	Rate	date	Par value	Value
California (continued)

Fullerton Community Facilities District No: 1	6.200%	09-01-32	$1,000,000	$1,000,300

Golden State Tobacco Securitization Corp.,
Escrowed to Maturity, Series 2003 A–1	6.250	06-01-33	2,490,000	2,773,362

Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06-01-35	10,000,000	9,312,100

Inglewood Unified School District, School
District (D)	5.250	10-15-26	5,000,000	5,418,000

Irvine Mobile Home Park Revenue, Meadow
Mobile Home Park, Series A	5.700	03-01-28	3,975,000	3,742,025

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,063,040

Laguna-Salada Union School District,
Series C (D)	Zero	08-01-26	1,000,000	387,980

Lancaster School District, School Improvements (D)	Zero	04-01-19	1,730,000	1,175,154

Lancaster School District, School Improvements (D)	Zero	04-01-22	1,380,000	740,646

Lee Lake Water District Community Facilities
District No: 2, Montecito Ranch	6.125	09-01-27	1,200,000	1,175,484

Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05-15-18	2,660,000	3,073,470

Long Beach Special Tax Community,
Community Facilities, District 6	6.250	10-01-26	2,500,000	2,462,075

Los Angeles Community College District, 2008
Election, Series A	6.000	08-01-33	4,000,000	4,507,560

Los Angeles Community Facilities District No: 3,
No. 3 Cascades Business Park	6.400	09-01-22	655,000	654,967

Los Angeles Department of Water & Power,
Electric Power & Light Revenues, Series A–1	5.250	07-01-38	2,000,000	2,113,200

M-S-R Energy Authority, Natural Gas Revenue,
Series B	6.500	11-01-39	2,500,000	2,760,625

Millbrae Residential Facility Revenue, Magnolia
of Millbrae Project, Series A, AMT	7.375	09-01-27	2,475,000	2,433,173

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	2,471,700

New Haven Unified School District, Series B (D)	Zero	08-01-22	14,200,000	7,272,672

Northern California Power Agency, California –
Oregon Transportation Project, Series A (D)	7.000	05-01-13	100,000	107,896

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,570,000	1,515,238

Oxnard Community Facilities District:
No. 3, Seabridge	5.000	09-01-35	1,495,000	1,190,364

Paramount Unified School District, Series B (D)	Zero	09-01-25	4,735,000	2,005,604

Pasadena Certificates of Participation, Pasadena
Packing Facility	6.250	01-01-18	775,000	898,946

Rancho Santa Fe Community Services District
No: 01	6.700	09-01-30	1,000,000	1,000,650

Ripon Redevelopment Agency, Ripon
Community Redevelopment Project (D)	4.750	11-01-36	1,690,000	1,417,538

Riverside County Asset Leasing Corp., Health,
Hospital & Nursing Home Improvements, Series A	6.500	06-01-12	1,000,000	1,035,470

San Bernardino County, Capital Facilities
Project, Escrowed to Maturity, Series B	6.875	08-01-24	350,000	466,141

San Bernardino County, Medical Center
Financial Project, Series B (D)	5.500	08-01-17	8,750,000	9,025,538

San Bruno Park School District, School
Improvements, Series B (D)	Zero	08-01-21	1,015,000	570,532

See notes to financial statements

14	California Tax-Free Income Fund | Annual report

		Maturity
	Rate	date	Par value	Value
California (continued)

San Bruno Park School District, School
Improvements, Series B (D)	Zero	08-01-23	$1,080,000	$533,725

San Diego Public Facilities Financing Authority,
Lease Revenue	5.250%	03-01-40	1,000,000	983,640

San Diego Redevelopment Agency, City
Heights, Series A	5.800	09-01-28	1,395,000	1,325,599

San Diego Redevelopment Agency, City
Heights, Series A	5.750	09-01-23	1,000,000	974,580

San Diego Redevelopment Agency, Public
Improvements, Series B	Zero	09-01-17	1,600,000	1,036,624

San Diego Redevelopment Agency, Public
Improvements, Series B	Zero	09-01-18	1,700,000	1,020,187

San Diego Unified School District, Election of
1998, Series A (D)	Zero	07-01-21	2,500,000	1,556,175

San Francisco City & County Redevelopment
Agency, Community Facilities, District No. 6,
Series A	6.000	08-01-25	2,500,000	2,505,650

San Francisco City & County Redevelopment
Agency, Department of General Services
Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,044,838

San Francisco City & County Redevelopment
Financing Authority, San Francisco
Redevelopment Projects, Series B	6.625	08-01-39	700,000	752,633

San Francisco City & County Redevelopment
Financing Authority, Mission Bay South
Redevelopment, Series D	6.625	08-01-39	1,000,000	1,067,780

San Francisco State Building Authority, Series A	5.000	10-01-13	1,755,000	1,826,411

San Joaquin County, County Administration
Building (D)	5.000	11-15-29	2,965,000	2,932,207

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-14	5,000,000	4,723,550

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-22	6,500,000	4,220,710

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	4,678,500

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	1,921,958

Santa Ana Financing Authority, Police
Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	1,790,000	2,031,543

Santa Ana Financing Authority, Police
Administration & Holdings Facility,
Series A (D)	6.250	07-01-24	10,000,000	10,850,000

Santa Ana Financing Authority, Main Place
Project, Series D	5.600	09-01-19	1,000,000	971,660

Santa Fe Springs Community Development
Commission, Construction Redevelopment
Project, Series A (D)	Zero	09-01-20	1,275,000	732,016

Santa Margarita Water District No: 99-1,
Prerefunded until 9-1-13	6.000	09-01-30	500,000	579,745

Santaluz Community Facilities District No: 2,
I mprovement Area No. 1	6.375	09-01-30	1,485,000	1,485,757

See notes to financial statements

	Annual report | California Tax-Free Income Fund	15

		Maturity
	Rate	date	Par value	Value
California (continued)

Southern California Public Power Authority,
Natural Gas Revenue, Series A	5.250%	11-01-26	$2,000,000	$1,961,120

State of California, Recreation Facilities and
School Improvements	6.500	04-01-33	5,000,000	5,649,250

State of California, Water, Utility and Highway
Improvements	5.250	03-01-30	2,000,000	2,042,720

State of California, Public Improvements	5.125	04-01-23	2,000,000	2,073,300

State of California, Housing	5.125	11-01-24	1,000,000	1,029,310

State of California, Correctional Facility
Improvements	5.000	10-01-29	2,000,000	2,019,200

State of California (D)	4.750	04-01-29	6,000,000	5,948,040

Torrance Hospital Revenue, Torrance Memorial
Medical Center, Series A	5.500	06-01-31	2,000,000	2,017,740

Tuolumne Wind Project Authority, Tuolumne
County Project, Series A	5.625	01-01-29	1,000,000	1,079,390

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	2,324,000	2,409,825

West Covina Redevelopment Agency,
Fashion Plaza	6.000	09-01-22	3,000,000	3,404,490

Puerto Rico 10.83%				30,174,312

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	6,823,920

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	1,274,988

Commonwealth of Puerto Rico, Series A	5.000	07-01-23	5,000,000	5,086,300

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.364	07-01-11	7,500,000	8,419,200

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A
(Zero Steps up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,764,018

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue,
Series A (D)	5.000	07-01-38	190,000	188,011

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue,
Series Z (D)	6.250	07-01-14	3,250,000	3,664,570

Puerto Rico Industrial Tourist Education
Medical & Environment Authority,
Hospital de la Concepcion	6.500	11-15-20	500,000	513,345

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A	Zero	08-01-32	3,000,000	2,439,960

See notes to financial statements

16	California Tax-Free Income Fund | Annual report

	Par value	Value

Short-Term Investments 0.67%		$1,863,000

(Cost $1,863,000)

Repurchase Agreement 0.67%

Repurchase Agreement with State Street Corp. dated 5-28-10 at 0.010%
to be repurchased at $1,863,002 on 6-1-10, collateralized by $1,905,000
Federal Home Loan Bank, 1.375% due 5-14-12 (valued at $1,905,000)	$1,863,000	1,863,000

Total investments (Cost $270,242,289)† 98.79%		$275,179,440

Other assets and liabilities, net 1.21%		$3,377,705

Total net assets 100.00%		$278,557,145

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.66%
Assured Guaranty Corp.	0.39%
Assured Guaranty Municipal Corp.	7.33%
Financial Guaranty Insurance Corp.	3.38%
National Public Finance Guarantee Insurance Corp.	22.54%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 5-31-10, the aggregate cost of investment securities for federal income tax purposes was $268,718,652. Net unrealized appreciation aggregated $6,460,788, of which $15,134,756 related to appreciated investment securities and $8,673,968 related to depreciated investment securities.

The Fund had the following sector composition as of 5-31-10 (as a percentage of total net assets):

General Obligation Bonds	19%
Revenue Bonds
Facilities	10%
Transportation	10%
Special Tax	8%
Health Care	7%
Education	7%
Tobacco	4%
Utilities	4%
Other Revenue	29%
Short-Term Investments & Other	2%

See notes to financial statements

	Annual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $270,242,289)	275,179,440
Cash	352
Receivable for fund shares sold	378,951
Interest receivable	4,007,908
Other receivables and prepaid assets	44,273

Total assets	279,610,924

Liabilities

Payable for fund shares repurchased	299,426
Distributions payable	493,950
Payable to affiliates
Accounting and legal services fees	3,775
Transfer agent fees	4,274
Distribution and service fees	31,818
Trustees’ fees	27,008
Management fees	129,700
Other liabilities and accrued expenses	63,828

Total liabilities	1,053,779

Net assets

Capital paid-in	$273,904,526
Undistributed net investment income	140,687
Accumulated net realized loss on investments	(425,219)
Net unrealized appreciation (depreciation) on investments	4,937,151

Net assets	$278,557,145

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($250,080,381 ÷ 24,234,823 shares)	$10.32
Class B ($3,909,006 ÷ 378,763 shares)[1]	$10.32
Class C ($24,567,758 ÷ 2,380,767 shares)[1]	$10.32

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.81

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$16,056,748

Expenses

Investment management fees (Note 4)	1,522,739
Distribution and service fees (Note 4)	628,727
Accounting and legal services fees (Note 4)	47,140
Transfer agent fees (Note 4)	137,093
Trustees’ fees (Note 4)	19,088
State registration fees	6,100
Printing and postage fees	8,782
Professional fees	90,790
Custodian fees	58,773
Registration and filing fees	30,376
Other	13,340

Total expenses	2,562,948
Less expense reductions (Note 4)	(2,268)

Net expenses	2,560,680

Net investment income	13,496,068

Realized and unrealized gain (loss)

Net realized gain on Investments	246,587
Change in net unrealized appreciation (depreciation) of Investments	16,429,620

Net realized and unrealized gain	16,676,207

Increase in net assets from operations	$30,172,275

See notes to financial statements

	Annual report | California Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	5-31-10	5-31-09[1]	8-31-08
Increase (decrease) in net assets

From operations
Net investment income	$13,496,068	$10,192,825	$14,264,926
Net realized gain (loss)	246,587	(2,017,380)	219,561
Change in net unrealized
appreciation (depreciation)	16,429,620	(18,907,753)	(7,654,523)

Increase (decrease) in net assets resulting
from operations	30,172,275	(10,732,308)	6,829,964

Distributions to shareholders
From net investment income
Class A	(12,251,295)	(9,586,599)	(13,221,127)
Class B	(200,255)	(251,259)	(437,796)
Class C	(816,895)	(379,274)	(443,676)
From net realized gain
Class A	—	(170,182)	(374,572)
Class B	—	(5,509)	(16,486)
Class C	—	(7,541)	(14,767)

Total distributions	(13,268,445)	(10,400,364)	(14,508,424)

From Fund share transactions (Note 5)	(9,468,814)	(25,258,109)	(3,483,468)

Total increase (decrease)	7,435,016	(46,390,781)	(11,161,928)

Net assets

Beginning of year	271,122,129	317,512,910	328,674,838

End of year	$278,557,145	$271,122,129	$317,512,910

Undistributed net investment income	$140,687	$7,703	$38,879

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

20	California Tax-Free Income Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]

Per share operating performance

Net asset value, beginning of year	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income[3]	0.50	0.36	0.47	0.47	0.49	0.51
Net realized and unrealized gain (loss)
on investments	0.61	(0.65)	(0.25)	(0.32)	(0.15)	0.16
Total from investment operations	1.11	(0.29)	0.22	0.15	0.34	0.67
Less distributions
From net investment income	(0.49)	(0.36)	(0.46)	(0.47)	(0.49)	(0.50)
From net realized gain	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.49)	(0.37)	(0.47)	(0.47)	(0.49)	(0.50)
Net asset value, end of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)[4]	11.695	(2.63)[5,6]	2.18[5]	1.34[5]	3.19[5]	6.24

Ratios and supplemental data

Net assets, end of year (in millions)	$250	$248	$294	$304	$296	$306
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.85	0.91[7,8]	0.81	0.81	0.82	0.86
Expenses net of fee waivers	0.85	0.91[7,8]	0.81	0.81	0.82	0.86
Net investment income	4.97	5.10[7]	4.45	4.33	4.53	4.59
Portfolio turnover (%)	9	26	22	41	33	13

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total return would have been lower had certain expenses not been reduced during the period.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

	Annual report | California Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]

Per share operating performance

Net asset value, beginning of year	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income[3]	0.41	0.30	0.38	0.38	0.40	0.41
Net realized and unrealized gain (loss)
on investments	0.61	(0.65)	(0.25)	(0.32)	(0.15)	0.16
Total from investment operations	1.02	(0.35)	0.13	0.06	0.25	0.57
Less distributions
From net investment income	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)
From net realized gain	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)
Net asset value, end of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)[4]	10.75[5]	(3.25)[5,6]	1.31[5]	0.48[5]	2.32[5]	5.35

Ratios and supplemental data

Net assets, end of year (in millions)	$4	$7	$10	$15	$24	$32
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.70	1.76[7,8]	1.66	1.66	1.67	1.71
Expenses net of fee waivers	1.70	1.76[7,8]	1.66	1.66	1.67	1.71
Net investment income	4.12	4.25[7]	3.59	3.47	3.68	3.75
Portfolio turnover (%)	9	26	22	41	33	13

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total return would have been lower had certain expenses not been reduced during the period.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	5-31-10	5-31-091	8-31-08	8-31-07	8-31-06	8-31-052

Per share operating performance

Net asset value, beginning of year	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income3	0.41	0.30	0.38	0.37	0.40	0.41
Net realized and unrealized gain (loss)
on investments	0.61	(0.65)	(0.25)	(0.31)	(0.15)	0.16
Total from investment operations	1.02	(0.35)	0.13	0.06	0.25	0.57
Less distributions
From net investment income	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)
From net realized gain	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)
Net asset value, end of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)4	10.765	(3.25)5,6	1.315	0.485	2.325	5.35

Ratios and supplemental data

Net assets, end of year (in millions)	$25	$17	$14	$10	$8	$7
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.70	1.767,8	1.66	1.66	1.67	1.71
Expenses net of fee waivers	1.70	1.767,8	1.66	1.66	1.67	1.71
Net investment income	4.11	4.227	3.60	3.47	3.68	3.74
Portfolio turnover (%)	9	26	22	41	33	13

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total return would have been lower had certain expenses not been reduced during the period.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

22	California Tax-Free Income Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the year ended May 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the

Annual report | California Tax-Free Income Fund	23

Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,891,068 available to offset future net realized capital gains. The loss carryforward expires as follows: May 31, 2017 — $1,684,651 and May 31, 2018 — $206,417.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

24	California Tax-Free Income Fund | Annual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the year ended May 31, 2010, the nine-month period ended May 31, 2009 and the year ended August 31, 2008 were as follows:

	MAY 31,2010	MAY 31,2009	AUGUST 31,2008

Ordinary Income	$85,330	$34,062	$20,361

Exempt Income	$13,183,115	$10,183,131	$14,082,238

Long-Term Capital Gain	$—	$183,171	$405,825

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $655,548 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,000,000,000. Prior to October 1, 2009, the Fund paid this fee monthly, equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Annual report | California Tax-Free Income Fund	25

The Adviser has voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $586, $11 and $49 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.15%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $294,356 for the year ended May 31, 2010. Of this amount, $39,450 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $253,800 was paid as sales commissions to broker-dealers and $1,106 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $6,785 and $1,616 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised

26	California Tax-Free Income Fund | Annual report

of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $1,481, $32 and $109 for Class A, Class B and Class C shares, respectively.

Class level expenses for the year ended May 31, 2010 were:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$376,084	$124,851
Class B	49,658	2,538
Class C	202,985	9,704
Total	$628,727	$137,093

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended May 31, 2010, the nine-month period ended May 31, 2009 and the year ended August 31, 2008, were as follows:

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	2,230,303	$22,224,630	1,934,331	$18,765,416	4,992,318	$52,426,707
Distributions
reinvested	626,781	6,291,925	562,381	5,269,999	734,057	7,695,093
Repurchased	(4,171,072)	(41,741,415)	(5,280,492)	(50,068,901)	(6,016,558)
	(1,313,988)	($13,224,860)	(2,783,780)	($26,033,486)	(290,183)	(63,195,548)
Net decrease						($3,073,748)

Class B shares

Sold	52,185	$527,171	28,461	$269,239	51,446	$549,219
Distributions
reinvested	8,978	89,842	14,704	137,553	24,616	258,404
Repurchased	(357,512)	(3,554,587)	(369,962)	(3,477,887)	(459,249)	(4,853,916)

Net decrease	(296,349)	($2,937,574)	(326,797)	($3,071,095)	(383,187)	($4,046,293)

Annual report | California Tax-Free Income Fund	27

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares

Sold	944,672	$9,509,157	730,370	$6,917,625	546,964	$5,771,432
Distributions
reinvested	33,195	333,896	24,365	228,155	23,635	247,277
Repurchased	(314,838)	(3,149,433)	(346,845)	(3,299,308)	(227,092)	(2,382,136)

Net increase	663,029	$6,693,620	407,890	$3,846,472	343,507	$3,636,573

Net decrease	(947,308)	($9,468,814)	(2,702,687)	($25,258,109)	(329,863)	($3,483,468)

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $29,177,920 and $42,291,384, respectively for the year ended May 31, 2010. These amounts include purchases and sales of variable rate demand notes, which amounted to $3,650,000 and $6,350,000, respectively. Other short-term securities are excluded from these amounts.

28	California Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock California Tax-Free Income Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period ended on August 31, 2005 was audited by other auditors whose report expressed an unqualified opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2010

Annual report | California Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2010.

The Fund designates 99.39% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 2.96%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

30	California Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | California Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

32	California Tax-Free Income Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock
Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance
Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual
Premier Funds (2004–2006).

Annual report | California Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34	California Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | California Tax-Free Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	5300A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $27,584 for the fiscal year ended May 31, 2010 and $35,470 for the fiscal year ended May 31, 2009. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related services fees amounted to $1,184 for the fiscal year ended May 31, 2010 and there were no audit-related fees during the fiscal year ended May 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,236 for the fiscal year ended May 31, 2010 and $3,222 for the fiscal year ended May 31, 2009. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
All other fees amounted to $75 for the fiscal year ended May 31, 2010 and there were no other fees during the fiscal year ended May 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,213,443 for the fiscal year ended May 31, 2010 and $8,868,967 for the fiscal year ended May 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Steven R. Pruchansky
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2010